Remuneration of auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 32	€ 23	€ 23
Fees payable to the Group's auditors for the audit of non-statutory financial statements	8	0	0
Audit-related assurance services	1	0	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	7	1	1
All other non-audit services	0	0	0
Total fees payable	48	24	24
Assurance work on simplification	1	1	1
Top of range
Disclosure of Auditors Remuneration [Line Items]
Audit-related assurance services	1
Services supplied to associated pension schemes	1	1	1
Auditor remuneration for audit-related assurance services	1	1	1
Unilever Group
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	12	7	6
Total for all subsidiaries
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 20	€ 16	€ 17